Trade and Other Receivables - Schedule of Movement in Trade Accounts Receivables Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade and other receivables [abstract]
Trade accounts receivables reserve, beginning balance	$ 163	$ 130	$ 250
Provisions	1,968	2,430	1,315
Amounts written off	(2,131)	(2,397)	(1,435)
Trade accounts receivables reserve, ending balance		$ 163	$ 130